Financial assets and liabilities - Summary of Financial Liabilities (Detail) - Liquidity risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	R$ (73,146,801)	R$ (61,713,570)
Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(12,631,238)
From 1 to 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(7,248,171)
3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(12,077,426)
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(41,189,966)
Loans, borrowings and debentures [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(57,375,287)	(46,012,176)
Loans, borrowings and debentures [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(5,845,774)
Loans, borrowings and debentures [member] | From 1 to 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(6,628,072)
Loans, borrowings and debentures [member] | 3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(12,124,037)
Loans, borrowings and debentures [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(32,777,404)
Trade payables [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(3,253,504)	(2,629,734)
Trade payables [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(3,253,504)
Trade payables [member] | From 1 to 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities
Trade payables [member] | 3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities
Trade payables [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities
Other financial liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(726,423)	(562,763)
Other financial liabilities [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(726,423)
Other financial liabilities [member] | From 1 to 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities
Other financial liabilities [member] | 3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities
Other financial liabilities [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities
REFIS [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(200,664)	(203,222)
REFIS [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(52,805)
REFIS [member] | From 1 to 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(3,453)
REFIS [member] | 3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(1,395)
REFIS [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(143,011)
Leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(15,631,812)	(14,348,296)
Leases [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(413,310)
Leases [member] | From 1 to 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(413,692)
Leases [member] | 3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(1,133,476)
Leases [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(13,671,334)
Railway Concession Payable under Litigation [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(1,185,076)	(1,219,188)
Railway Concession Payable under Litigation [Member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(187,972)
Railway Concession Payable under Litigation [Member] | From 1 to 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(201,876)
Railway Concession Payable under Litigation [Member] | 3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(198,532)
Railway Concession Payable under Litigation [Member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(596,696)
Payables to related parties [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(287,609)	(315,433)
Payables to related parties [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(287,609)
Payables to related parties [member] | From 1 to 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities
Payables to related parties [member] | 3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities
Payables to related parties [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities
Dividends payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(799,634)	(24,238)
Dividends payable [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(799,634)
Dividends payable [member] | From 1 to 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities
Dividends payable [member] | 3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities
Dividends payable [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities
Derivative financial instruments [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	6,313,208	3,988,524
Derivative financial instruments [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(1,064,207)
Derivative financial instruments [member] | From 1 to 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(1,078)
Derivative financial instruments [member] | 3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	1,380,014
Derivative financial instruments [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	5,998,479
Preferred shareholders payable in subsidiaries [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		R$ (387,044)
Preferred shareholders payable in subsidiaries [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities
Preferred shareholders payable in subsidiaries [member] | From 1 to 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities
Preferred shareholders payable in subsidiaries [member] | 3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities
Preferred shareholders payable in subsidiaries [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities